                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04791

                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund
New York Portfolio
Portfolio of Investments
January 31, 2007 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
MUNICIPAL OBLIGATIONS - 99.1%
Long-Term Municipal Bonds - 98.4%
New York - 86.4%
Cattaraugus Cnty Hgr Ed
   (Jamestown)
   Ser 00A
   6.50%, 7/01/30                                       $   1,000   $  1,103,040
Cortland Cnty Hosp Rev
   (Cortland Mem Hosp)
   RADIAN Ser 02
   5.25%, 7/01/32                                           2,700      2,848,365
Erie Cnty
   (Pub Impt)
   MBIA Ser 05A
   5.00%, 12/01/20                                          5,990      6,380,788
Erie Cnty IDA Sch Fac Rev
   (Buffalo Sch Dist Proj)
   FSA
   5.75%, 5/01/24                                           2,400      2,672,712
   FSA Ser 04
   5.75%, 5/01/25                                           1,400      1,557,220
Glen Cove IDR
   (The Regency at Glen Cove) ETM
   Ser 92B
   Zero Coupon, 10/15/19                                   11,745      6,903,711
Hempstead Hgr Ed
   (Adelphi Univ Civic Fac)
   Ser 02
   5.50%, 6/01/32                                           1,000      1,064,300
Herkimer Cnty IDR Hgr Ed
   (Herkimer CC Stud Hsg)
   Ser 00
   6.50%, 11/01/30                                          2,000      2,186,620
Horseheads CCRC
   (Appleridge Retrmt Cmnty)
   GNMA Ser 99
   5.75%, 9/01/41                                           4,000      4,238,560
Long Island Power Auth Elec Rev
   FGIC Ser 06A
   5.00%, 12/01/19                                          4,300      4,603,967
   FSA Ser 01A
   5.25%, 9/01/28                                          10,000     10,641,900
Long Island Pwr Auth Elec Rev
   FGIC Ser 06A
   5.00%, 12/01/24                                          4,000      4,250,840
Monroe Cnty MFHR
   (Southview Towers Proj) AMT
   SONYMA Ser 00
   6.25%, 2/01/31                                           1,130      1,216,626
Montgomery Cnty IDA Lease Rev
   (HFM Boces)
   XLCA Ser 05A
   5.00%, 7/01/24                                           1,500      1,572,720
MTA NY Dedicated
   MBIA
   5.00%, 11/15/21                                          5,000      5,359,200

MTA NY Dedicated Tax Fund
   5.25%, 11/15/30                                         10,000     10,569,800
   MBIA
   5.00%, 11/15/18                                          6,890      7,442,647
   Ser 02
   5.25%, 11/15/31                                          5,000      5,269,150
   Ser 02A
   5.125%, 11/15/31                                         5,500      5,746,785
   Ser 05F
   5.00%, 11/15/30                                          3,500      3,656,485
New York City Ed Fac
   (Lycee Francais)
   ACA Ser 02C
   6.80%, 6/01/28                                           2,500      2,675,650
New York City Ed Fac
   (Magen David Yeshivah Proj)
   ACA Ser 02
   5.70%, 6/15/27                                           2,500      2,661,900
New York City Ed Fac
   (Spence School)
   5.20%, 7/01/34                                           3,155      3,327,862
New York City GO
   5.00%, 1/01/21                                           5,000      5,308,750
   FSA Ser 04E
   5.00%, 11/01/21                                          4,000      4,228,280
   Ser 03
   5.75%, 3/01/15                                           2,350      2,577,644
   Ser 03I
   5.75%, 3/01/17                                           1,900      2,080,842
   Ser 04G
   5.00%, 12/01/23                                          3,225      3,379,961
   Ser 04I
   5.00%, 8/01/21                                          11,400     11,958,372
   Ser 05J
   5.00%, 3/01/24                                           5,000      5,243,400
   XLCA Ser 04I
   5.00%, 8/01/18                                          10,000     10,601,700
New York City GO
   (Prerefunded)
   Ser 01B
   5.50%, 12/01/31                                         11,995     12,934,448
New York City GO
   (Unrefunded)
   Ser 01B
   5.50%, 12/01/31                                              5          5,346
New York City HDC
   (NYC Hsg Auth)
   FGIC Ser 05P6-A
   5.00%, 7/01/19                                          10,000     10,612,200
New York City HDC MFHR
   (Rental Hsg) AMT
   Ser 01C-2
   5.40%, 11/01/33                                          3,030      3,120,506
   Ser 02A
   5.50%, 11/01/34                                          1,250      1,289,425
New York City Hlth & Hosp Rev
   AMBAC Ser 03A
   5.25%, 2/15/22                                           5,700      6,075,060
New York City Hosp Rev
   (Health Sys)
   FSA Ser 02A
   5.125%, 2/15/23                                          1,500      1,572,675
New York City IDA
   (Brooklyn Navy Yard) AMT
   Ser 97
   5.75%, 10/01/36                                          3,000      3,029,220

New York City IDA
   (Staten Island Hosp)
   Ser 01B
   6.375%, 7/01/31                                          1,965      2,045,015
New York City IDA Spl Fac
   (Airis JFK Proj)
   Ser 01A
   5.50%, 7/01/28                                           9,000      9,333,180
New York City IDA Spl Fac Rev
   (Terminal One Group Assc Proj)
   Ser 05
   5.50%, 1/01/24 (a)                                         800        858,736
New York City Muni Wtr
   Ser 03A
   5.00%, 6/15/27                                           1,000      1,041,930
New York City Spec Fac
   (Museum of Modern Art)
   AMBAC Ser 01D
   5.125%, 7/01/31                                         14,000     14,744,380
New York City TFA
   5.00%, 7/15/21                                           7,000      7,521,920
   Ser 02A
   5.50%, 11/01/26 (a)                                      5,000      5,342,750
   Ser 05A-2
   5.00%, 11/01/17                                          5,000      5,365,400
New York City TFA Future Tax Secured
   MBIA Ser 03D
   5.25%, 2/01/18                                          10,000     10,687,300
New York City TFA Prerefunded
   Ser 00B
   6.00%, 11/15/29                                          6,000      6,475,140
New York Convention Ctr Dev Corp Rev
   (Hotel Unit Fee Secured)
   AMBAC Ser 05
   5.00%, 11/15/30                                         10,000     10,574,100
New York Liberty Development Corp.
   6.125%, 2/15/19                                            900        937,998
New York State Dorm Auth
   5.00%, 11/01/21                                          1,000      1,054,340
   Ser 02
   5.00%, 7/01/32                                           4,000      4,238,440
New York State Dorm Auth
   (FHA Insd Maimonides)
   MBIA Ser 04
   5.75%, 8/01/29                                           3,515      3,960,526
New York State Dorm Auth Hlth Fac
   (Eger Rehab Ctr) FHA
   FHA INS Ser 00
   6.10%, 8/01/37                                           3,575      3,886,097
New York State Dorm Auth Hlth Fac
   (Nursing Home)
   FHA Ser 02-34
   5.20%, 2/01/32                                           3,965      4,250,123
New York State Dorm Auth Hosp Rev
   (Mem Sloan-Kettering Ctr)
   MBIA Ser 03A
   5.00%, 7/01/22                                           5,000      5,253,950
New York State Dorm Auth Hosp Rev
   (Mount Sinai) NYU Health System
   Ser 00
   6.50%, 7/01/25                                           4,000      4,305,040
New York State Dorm Auth Lease Rev
   (Master Boces Program Wayne Finger)
   FSA Ser 04
   5.00%, 8/15/23                                           3,175      3,345,815
New York State Dorm Auth MFHR
   (Joachim & Anne Residence)

   Ser 02
   5.25%, 7/01/27                                           1,000      1,036,560
New York State Dorm Auth Personal Income
   Tax
   5.00%, 3/15/21                                           2,000      2,145,000
New York State Dorm Auth Rev
   (Leake & Watts Svcs Inc)
   MBIA Ser 04
   5.00%, 7/01/22 - 7/01/23                                 3,275      3,447,929
New York State Dorm Auth Rev
   (Montefiore Hosp)
   FGIC FHA Ser 04
   5.00%, 8/01/23                                           5,000      5,269,050
New York State Dorm Auth Rev
   (New York University)
   FGIC Ser 04A
   5.00%, 7/01/24                                           2,240      2,363,155
New York State Dorm Auth Rev
   (Rochester University)
   Ser 04A
   5.25%, 7/01/21 - 7/01/24                                 1,825      1,956,515
New York State Dorm Auth Rev
   (Westchester Cnty Court Facs Lease)
   Ser 06A
   5.00%, 8/01/17                                           9,510     10,200,331
New York State Dorm Auth Revs
   (Cabrini of Westchester)
   5.10%, 2/15/26                                           1,900      2,040,562
New York State Dorm Auth Revs
   (NYU Hosp Ctr)
   Ser 07A
   5.00%, 7/01/22                                           1,200      1,237,296
New York State Energy Res & Dev Auth Elec
   Rev
   (Long Island Ltg Co) AMT
   Ser 95A
   5.30%, 8/01/25                                           7,500      7,743,225
New York State Mtg Agy SFMR
   (Mtg Rev) AMT
   Ser 01-31A
   5.30%, 10/01/31                                          8,500      8,670,680
   Ser 82
   5.65%, 4/01/30                                           3,170      3,177,291
New York State SFMR
   (Mtg Rev) AMT
   Ser 01-29
   5.45%, 4/01/31                                           9,000      9,245,880
New York State Twy Auth
   AMBAC Ser 05B
   5.00%, 4/01/21                                           7,500      7,998,525
   FGIC Ser 05B
   5.00%, 4/01/17                                          12,750     13,703,445
New York State Twy Auth Personal Income
   Tax Rev
   (Transport)
   AMBAC Ser 04A
   5.00%, 3/15/24                                           5,000      5,281,400
New York State UDC
   (Empire State)
   Ser 02A
   5.25%, 3/15/32                                           3,945      4,223,438
New York State UDC
   (State Pers Income Tax)
   AMBAC Ser 05A-1
   5.00%, 12/15/25                                          2,450      2,602,978
Niagara Frontier Trans Arpt Rev
   (Buffalo Niagara) AMT
   MBIA

   5.625%, 4/01/29                                          2,500      2,600,650
Onondaga Cnty IDA Airport Fac
   (Cargo ACQ) AMT
   Ser 02
   6.125%, 1/01/32                                          1,000      1,055,930
Onondaga Cnty IDA Swr Rev
   (Anheuser Busch) AMT
   Ser 99
   6.25%, 12/01/34                                          2,000      2,129,280
Onondaga Cnty PCR
   (Bristol-Meyers Squibb) AMT
   5.75%, 3/01/24                                           4,000      4,601,560
Port Auth NY & NJ
   (JFK Int'l Airport Proj) AMT
   MBIA Ser 97-6
   5.75%, 12/01/22                                          6,820      7,050,039
Sachem Cent Sd Holbrook
   5.00%, 10/15/21 - 10/15/22                               5,415      5,804,800
Spencerport Uni Sch Dist
   MBIA Ser 02
   5.00%, 6/15/21                                           2,500      2,628,650
Tobacco Settlement Bond
   Ser 03A-1
   5.50%, 6/01/14                                           5,000      5,183,550
Western Nassau Cnty Wtr Auth Wtr Sys Rev
   AMBAC Ser 05
   5.00%, 5/01/24                                           1,945      2,062,031
Yonkers IDA Hlth Fac
   (Malotz Pavillion Proj)
   MBIA Ser 99
   5.65%, 2/01/39                                             700        727,930
                                                                    ------------
                                                                     413,378,537
                                                                    ------------
Arizona - 0.2%
Goodyear IDA Water & Sewer Rev
   (Litchfield Pk Svc Proj) AMT
   Ser 01
   6.75%, 10/01/31                                          1,000      1,088,550
                                                                    ------------
California - 0.2%
California State GO
   Ser 03
   5.25%, 11/01/25                                            650        692,796
   Ser 04
   5.20%, 4/01/26                                             350        371,641
                                                                    ------------
                                                                       1,064,437
                                                                    ------------
Florida - 2.9%
Crossings at Fleming Island CDD
   (Eagle Harbor)
   Ser 00C
   7.10%, 5/01/30                                           5,500      5,847,050
Fiddlers Creek CDD
   Ser 99B
   5.80%, 5/01/21                                             840        863,965
   Ser 96
   7.50%, 5/01/18                                           2,630      2,675,762
Hammock Bay CDD
   (Special Assessment)
   Ser 04A
   6.15%, 5/01/24                                             800        854,328
Manatee Cnty CDD
   (Heritage Harbor South)
   Ser 02B
   5.40%, 11/01/08                                             10         10,025
Marshall Creek CDD
   Ser 02A
   6.625%, 5/01/32                                            950      1,005,404
Midtown Miami CDD

   Ser 04A
   6.00%, 5/01/24                                           2,500      2,695,800
                                                                    ------------
                                                                      13,952,334
                                                                    ------------
Georgia - 0.1%
Atlanta Tax Allocation
   (Eastside Proj)
   Ser 05B
   5.60%, 1/01/30                                             500        518,410
                                                                    ------------
Guam - 0.1%
Guam Govt
   (Water & Waste Sys Rev)
   Ser 05
   6.00%, 7/01/25                                             500        544,700
                                                                    ------------
Illinois - 1.0%
Antioch Village Spcl Svc Area
   (Clublands Proj)
   Ser 03
   6.625%, 3/01/33                                          1,000      1,053,980
Plano Spl Svc Area No. 3 Spl Tax
   (Lakewood Springs Proj)
   Ser 05A
   5.95%, 3/01/28                                           1,350      1,376,298
Yorkville Cmnty Fac Dist
   (Raintree Village)
   Ser 03
   6.875%, 3/01/33                                          1,942      2,076,250
                                                                    ------------
                                                                       4,506,528
                                                                    ------------
Nevada - 0.5%
Clark Cnty Impt Dist No. 142
   Ser 03
   6.10%, 8/01/18                                           1,500      1,552,080
Henderson Local Impt Dist
   Ser 03
   5.80%, 3/01/23                                             860        886,247
                                                                    ------------
                                                                       2,438,327
                                                                    ------------
New Jersey - 0.4%
Garden St Pres Tr Open Space & Farmland
   FSA Ser 05A
   5.80%, 11/01/17                                          1,500      1,704,480
                                                                    ------------
Ohio - 0.3%
Port Auth of Columbiana Cnty Swr
   (Apex Environmental LLC) AMT
   Ser 04A
   7.125%, 8/01/25                                          1,200      1,215,972
                                                                    ------------
Puerto Rico - 5.6%
Puerto Rico Comwlth GO
   (Pub Impt)
   5.25%, 7/01/23                                           1,600      1,728,080
   Ser 01A
   5.50%, 7/01/19                                             915      1,020,609
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
   Ser 06B
   5.00%, 12/01/15                                            500        530,720
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22 (b)                                      10,000     10,733,000
Puerto Rico HFA
   (Cap Fd Prog)
   5.00%, 12/01/20                                          5,215      5,478,879
Puerto Rico HFC SFMR
   (Mtg Rev)
   GNMA/ FNMA/ FHLMC Ser 01A
   5.20%, 12/01/33                                          1,720      1,755,604
Puerto Rico Municipal Fin Agy
   Ser 05A
   5.25%, 8/01/23                                             935      1,000,356

University of Puerto Rico
   Ser 06Q
   5.00%, 6/01/20                                           4,225      4,463,206
University of Puerto Rico Rev
   5.00%, 6/01/22                                             255        268,977
                                                                    ------------
                                                                      26,979,431
                                                                    ------------
Virginia - 0.7%
Bell Creek CDD
   Ser 03A
   6.75%, 3/01/22                                             487        488,651
Broad Street CDA
   (Parking Fac)
   Ser 03
   7.50%, 6/01/33                                           2,680      3,026,310
                                                                    ------------
                                                                       3,514,961
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $451,860,210)                                               470,906,667
                                                                    ------------
Short-Term Municipal Notes - 0.7%
New York - 0.7%
Monroe Cnty IDA
   3.59%, 1/15/32 (c)                                       2,500      2,500,000
New York City Muni Wtr Fin Auth Wtr & Swr
   Sys Rev
   Ser 05 AA-1
   3.66%, 6/15/32 (c)                                         500        500,000
New York GO FRN
   3.66%, 8/01/18 (c)                                         500        500,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $3,500,000)                                                   3,500,000
                                                                    ------------
Total Investments - 99.1%
   (cost $455,360,210)                                               474,406,667
Other assets less liabilities - 0.9%                                   4,157,391
                                                                    ------------
Net Assets - 100.0%                                                 $478,564,058
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                         -----------------------------
                Notional                    Payments        Payments       Unrealized
Swap             Amount    Termination      made by       received by     Appreciation/
Counterparty      (000)        Date      the Portfolio   the Portfolio   (Depreciation)
-------------   --------   -----------   -------------   -------------   --------------
Citigroup        $ 4,800      6/22/07          BMA           2.962%         $(15,883)
Citigroup          2,200      1/25/26          BMA           4.108%           35,265
Citigroup          6,000     11/10/26        3.884%            BMA            75,850
JPMorgan
   Chase           4,300      4/05/07          BMA           2.988%           (6,424)
JPMorgan
   Chase           2,400     10/01/07          BMA           3.635%              731
JPMorgan
   Chase          16,700     11/10/11          BMA           3.482%          (91,426)
JPMorgan
   Chase           4,500      6/15/15        3.777%            BMA           (12,777)
Merrill Lynch      2,300      7/12/08          BMA           3.815%            7,934
Merrill Lynch      3,100     10/01/16          BMA           4.147%           88,380

(a)  Variable rate coupon, rate shown as of January 31, 2007.

(b) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

ACA    - American Capital Access Financial Guaranty Corporation
AMBAC  - American Bond Assurance Corporation
AMT    - Alternative Minimum Tax (subject to)
BMA    - Bond Market Association
CCRC   - Congregate Care Retirement Center
CDA    - Community Development Administration
CDD    - Community Development District
ETM    - Escrow to Maturity
FGIC   - Financial Guaranty Insurance Company
FHA    - Federal Housing Administration
FHLMC  - Federal Home Loan Mortgage Corporation
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
HDC    - Housing Development Corporation
HFA    - Housing Finance Authority
HFC    - Housing Finance Corporation
IDA    - Industrial Development Authority/Agency
IDR    - Industrial Development Revenue
MBIA   - Municipal Bond Investors Assurance
MFHR   - Multi-Family Housing Revenue
MTA    - Metropolitan Transportation Authority
PCR    - Pollution Control Revenue
RADIAN - Radian Group, Inc.
SFMR   - Single Family Mortgage Revenue
SONYMA - State of New York Mortgage Agency
TFA    - Transitional Finance Authority
UDC    - Urban Development Corporation
XLCA   - XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund
California Portfolio
Portfolio of Investments
January 31, 2007 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
MUNICIPAL OBLIGATIONS - 97.5%
Long-Term Municipal Bonds - 96.4%
California - 92.6%
Acalanes Union High Sch Dist
   (Ref-2013 Crossover)
   FSA Ser 05B
   5.25%, 8/01/24 (a)                                    $ 3,000    $  3,290,280
Banning Util Auth Wtr & Enterprise Rev
   (Ref & Impt Proj)
   FGIC Ser 05
   5.25%, 11/01/30                                         7,265       7,942,025
Bay Area Infrastructure
   FGIC
   5.00%, 8/01/17                                         25,000      26,704,000
Bay Area Infrastructure Fin Auth
   FGIC
   5.00%, 8/01/17                                          2,000       2,108,760
Calfornia GO
   MBIA Ser 02
   5.00%, 2/01/32                                          3,500       3,632,790
California Dept of Wtr Res
   Ser 02A
   5.375%, 5/01/21                                         3,000       3,266,400
California Ed Facs Auth Rev
   (Col of Arts & Crafts)
   Ser 01
   5.875%, 6/01/30                                         2,200       2,314,818
California Ed Facs Auth Rev
   (University of Pacific)
   5.00%, 11/01/21                                           990       1,037,035
   Ser 04
   5.00%, 11/01/20                                         1,000       1,044,930
   5.25%, 11/01/34                                         1,000       1,063,940
California GO
   5.00%, 2/01/32 - 2/01/33                               20,125      20,870,015
   5.125%, 2/01/28 - 6/01/31                               5,230       5,474,584
   5.25%, 2/01/30                                         14,000      14,668,220
   MBIA- IBC Ser 03
   5.25%, 2/01/16                                          2,050       2,207,870
   Ser 02
   5.25%, 4/01/30                                          1,175       1,232,704
   Ser 03

   5.25%, 2/01/24                                          3,500       3,727,290
   Ser 04
   5.30%, 4/01/29                                          6,400       6,822,720
California Health Fac Auth
   (Lucile Salter Packard Hosp)
   AMBAC Ser 03C
   5.00%, 8/15/21                                          3,365       3,529,010
California HFA SFMR
   (Mtg Rev) AMT
   Ser 99A-2
   5.25%, 8/01/26                                          1,705       1,720,157
California HFA SFMR
   (Mtg Rev) FHA AMT
   Ser 95A-2
   6.45%, 8/01/25                                            265         265,782
California Hlth Fac Auth
   (Cottage Hlth Sys)
   MBIA Ser 03B
   5.00%, 11/01/23                                         2,500       2,619,150
California Infrastructure & Econ Dev Bank
   (Kaiser Hosp)
   Ser 01A
   5.55%, 8/01/31                                         18,000      19,138,500
California Poll Ctl Fin Auth
   (Pacific Gas & Elec) AMT
   MBIA Ser 96A
   5.35%, 12/01/16                                        15,500      16,489,520
California Poll Ctl Fin Auth
   (So Calif Edison) AMT
   MBIA Ser 99C
   5.55%, 9/01/31                                          7,950       8,302,026
California Poll Ctl Fin Auth
   (Tracy Material Recovery) AMT
   ACA Ser 99A
   5.70%, 8/01/14                                          3,670       3,742,152
California Pub Wks Bd Lease Rev
   (Coalinga)
   Ser 04A
   5.50%, 6/01/22 - 6/01/23                                6,790       7,376,827
California Pub Wks Bd Lease Rev
   (Dept of Hlth Svcs-Richmond Lab)
   XLCA Ser 05B
   5.00%, 11/01/30                                         1,270       1,331,277
California Pub Wks Bd Lease Rev
   (Univ of Calif Proj)
   Ser 05C
   5.00%, 4/01/23                                          3,130       3,305,656
California Pub Wks Bd Lease Rev
   (Various Univ Calif Projs)
   Ser 04F
   5.00%, 11/01/26                                         8,065       8,438,168

California Rural MFA SFMR
   (Mtg Rev) AMT
   GNMA/FNMA Ser 00B
   6.25%, 12/01/31                                           110         110,107
   GNMA/FNMA Ser 00D
   6.00%, 12/01/31                                           395         398,938
   GNMA/FNMA Ser 99A
   5.40%, 12/01/30                                           335         341,462
   MBIA Ser 99A
   5.40%, 12/01/30                                           830         847,430
California State Dept of Wtr Res Pwr Sup
   Rev
   (Prerefunded)
   FGIC Ser 02A
   5.125%, 5/01/18                                        10,000      10,769,800
California State University Rev
   FGIC Ser 03A
   5.00%, 11/01/22                                         6,000       6,324,660
California Statewide CDA
   (San Diego Space & Science)
   Ser 96
   7.50%, 12/01/16                                         2,410       2,565,951
California Statewide CDA Ed Fac
   (Drew College Prep)
   Ser 00
   7.25%, 10/01/30                                         8,000       8,535,440
California Statewide CDA Ed Fac
   (Saint Mark's Sch)
   Ser 01
   6.75%, 6/01/28                                          2,510       2,633,241
California Statewide CDA Ed Fac
   (Sonoma Cnty Day Sch)
   Ser 99
   6.00%, 1/01/29                                         11,315      11,948,527
California Statewide CDA Ed Fac
   (Wildwood Elem Sch)
   Ser 01
   7.00%, 11/01/29                                         3,915       4,182,551
California Statewide CDA Ed Fac
   (Windward Sch)
   Ser 99
   6.90%, 9/01/23                                          1,960       2,001,180
California Statewide CDA MFHR
   (Highland Creek Apts) AMT
   FNMA Ser 01K
   5.40%, 4/01/34                                          5,745       5,948,947
California Statewide CDA MFHR
   (Santa Paula Vlg Apt) AMT
   FNMA Ser 98D
   5.43%, 5/01/28                                          2,090       2,115,373
California Statewide CDA Rev
   (Daughters of Charity Health)
   Ser 05A
   5.25%, 7/01/24                                          3,225       3,404,149

California Veterans Hsg
   AMBAC Ser 02A
   5.35%, 12/01/27                                        22,320      23,666,566
Castaic Lake Wtr Agy
   AMBAC Ser 04A
   5.00%, 8/01/16 - 8/01/18                                4,325       4,613,052
   MBIA Ser 01A
   5.20%, 8/01/30                                          1,625       1,698,937
Chino Hills CFD
   (Fairfield Ranch 10)
   Ser 00
   6.95%, 9/01/30                                          5,200       5,503,108
Commerce Joint Pwrs Fin Auth Lease Rev
   (Cmnty Ctr Proj)
   XLCA Ser 04
   5.00%, 10/01/34                                         2,015       2,096,728
Corona CFD
   (Eagle Glen 97-2) ETM
   Ser 98
   5.875%, 9/01/23                                         2,910       2,997,009
Corona CFD
   (Eagle Glen)
   Ser 98
   5.875%, 9/01/23                                         3,260       3,357,474
East Palo Alto Pub Fin Auth Rev
   (University Circle Gateway 101)
   RADIAN Ser 05A
   5.00%, 10/01/25                                         4,390       4,617,490
Eastern Wtr Dist Imprt Area A
   (Morningstar Ranch)
   Ser 02
   6.40%, 9/01/32                                          3,715       3,792,123
El Centro Fin Auth Hosp Rev
   (El Centro Med Ctr)
   Ser 01
   5.375%, 3/01/26                                        18,000      18,748,980
Elk Grove Assmt Dist
   (E. Franklin Cmnty)
   Ser 02
   5.80%, 8/01/25                                          1,000       1,050,120
   6.00%, 8/01/33                                          5,000       5,255,400
Encinitas Rec Ranch Golf Auth Rev
   (Encinitas Ranch Golf Course)
   Ser 04
   5.50%, 9/01/23 - 9/01/24                                1,110       1,118,547
   5.60%, 9/01/26                                          1,000       1,010,990
Fontana
   (Heritage West End)
   Ser 99A
   6.50%, 9/01/28                                          8,620       9,091,428
Fontana Pub Fin Auth
   (No Fontana Redev Proj)
   AMBAC Ser 03A
   5.50%, 9/01/32                                          1,000       1,072,590

Foothill/Eastern Corridor Agy
   Ser 95
   Zero Coupon, 1/01/24                                   10,255       4,868,254
   Zero Coupon, 1/01/25                                   15,000       6,790,200
Fremont Uni Sch Dist
   (Election 2002)
   FSA Ser 05B
   5.00%, 8/01/26                                          1,745       1,851,480
Fresno Joint Pwrs Lease Rev
   XLCA Ser 04A
   5.25%, 10/01/21 - 10/01/24                              3,425       3,674,899
   5.375%, 10/01/17                                        1,315       1,438,597
Fullerton Agy Redev
   RADIAN
   5.00%, 4/01/21 (b)                                      2,225       2,329,909
Gilroy Uni Sch Dist
   FGIC
   5.00%, 8/01/27                                          1,500       1,571,880
Huntington Park Pub Fin Auth Rev
   FSA Ser 04A
   5.25%, 9/01/17                                          1,000       1,110,350
Kaweah Delta Health Care Dist
   MBIA Ser 04
   5.25%, 8/01/25 - 8/01/26                                3,780       4,062,156
La Verne CFD 88-1 Spl Tax
   Ser 98
   5.875%, 3/01/14                                         4,830       4,946,017
Lammersville Sch Dist CFD Spl Tax
   (Mountain House)
   Ser 02
   6.375%, 9/01/32                                         4,250       4,579,927
Lancaster Redev Agy Tax Alloc
   (Fire Protn Fac Proj)
   XLCA Ser 04
   5.00%, 12/01/23                                         1,120       1,176,862
Lancaster Redev Agy Tax Alloc
   (Sheriffs Fac Proj)
   XLCA Ser 04
   5.00%, 12/01/23                                         1,875       1,970,194
Loma Linda Hosp Rev
   (Loma Linda Univ Med Ctr)
   Ser 05A
   5.00%, 12/01/23                                         2,000       2,064,680
Los Angeles Cmnty Redev Agy
   Ser 04L
   5.00%, 3/01/17                                          2,565       2,606,502
   5.10%, 3/01/19                                          1,350       1,368,940
Los Angeles Cmnty Redev MFHR
   (Grand Ctrl Proj) AMT
   Ser 93A
   5.85%, 12/01/26                                         4,030       4,049,183

Los Angeles Cnty MTA
   FGIC Ser 00A
   5.25%, 7/01/30                                          2,750       2,913,928
Los Angeles Cnty Pub Works Fin Auth
   AMBAC Ser 97V-B
   5.125%, 12/01/29                                        3,400       3,478,676
Los Angeles Dept of Wtr & Rev Pwr Sys
   MBIA Ser 01A
   5.00%, 7/01/24                                          1,500       1,534,365
Los Angeles MFHR
   (Park Plaza West) AMT
   GNMA
   5.50%, 1/20/43                                          5,000       5,250,300
Manteca Uni Sch Dist
   FSA Ser 04
   5.25%, 8/01/22                                          1,390       1,526,943
Marin Wtr Dist Rev
   AMBAC Ser 04
   5.25%, 7/01/20                                          3,040       3,291,499
Murrieta Valley Uni Sch Dist
   (Election 2002)
   FSA Ser 05B
   5.125%, 9/01/29                                         1,275       1,366,711
Norco Redev Agy Tax Alloc
   (Norco Redev Proj No 1)
   RADIAN Ser 04
   5.00%, 3/01/24                                          3,060       3,133,073
Norco Redev Agy Tax Alloc
   (Ref Norco Redev Proj Area No 1)
   AMBAC Ser 05
   5.00%, 3/01/26                                          1,360       1,429,986
Oakland Uni Sch Dist
   MBIA Ser 05
   5.00%, 8/01/25                                          7,455       7,893,503
Ohlone Cmnty College Dist
   FSA Ser 05B
   5.00%, 8/01/24                                          1,850       1,968,345
Ontario Assmt Dist
   (Calif Commerce Ctr So)
   7.70%, 9/02/10                                          3,170       3,202,271
Ontario COP
   (Wtr Sys Impt Proj)
   MBIA Ser 04
   5.25%, 7/01/21                                          1,700       1,838,380
Orange Cnty CFD 99-1
   (Ladera Ranch)
   Ser 99A
   6.70%, 8/15/29                                          3,000       3,269,160
Orange Cnty Sr Lien
   (San Joaquin Hills Transp Corr)
   MBIA
   Zero Coupon, 1/15/36                                   47,415      12,676,400

Palm Springs COP ETM
   Ser 91B
   Zero Coupon, 4/15/21                                   37,500      20,058,750
Palmdale Wtr Dist Rev COP
   FGIC Ser 04
   5.00%, 10/01/24                                         1,775       1,872,998
Pittsburg Redev Agy
   (Los Medanos Proj)
   MBIA Ser 03A
   5.00%, 8/01/21                                          6,410       6,758,127
Placentia-Yorba Linda Uni Sch Dist
   FGIC Ser 06
   5.00%, 10/01/27                                         4,200       4,425,918
Port of Oakland AMT
   FGIC Ser 02L
   5.375%, 11/01/27                                        2,500       2,648,250
Rancho Cordova CFD No 2003-1
   (Sunridge Anatolia)
   Ser 03
   6.00%, 9/01/28                                          2,000       2,052,480
Rancho Etiwanda Pub Fac CFD 1
   (Rancho Etiwanda)
   Ser 01
   6.40%, 9/01/31                                          8,000       8,405,600
Rancho Etiwanda Pub Fac CFD 1
   (Rancho Etiwanda) ETM
   Ser 01
   6.40%, 9/01/31                                          3,135       3,249,020
Riverside CFD No 89-1
   (MTN Cove)
   Ser 00
   6.50%, 9/01/25                                          3,390       3,681,574
Riverside Cmnty College Dist
   MBIA Ser 04A
   5.25%, 8/01/25 - 8/01/26                                1,980       2,175,070
Riverside Cnty Pub Fin Auth Tax Alloc
   (Redev Proj)
   XLCA Ser 04
   5.00%, 10/01/35                                         2,475       2,575,386
Rocklin Uni Sch Dist
   MBIA Ser 04
   5.00%, 9/01/25                                          1,000       1,050,190
Roseville CFD
   (No 1 Central Roseville Highland Park)
   Ser 99-A
   5.80%, 9/01/17                                          6,650       6,929,233
Roseville High Sch Dist
   Ser 01E
   5.25%, 8/01/26                                          2,435       2,580,345
Sacramento CFD 97-01B
   (N Natomas Drain)
   Ser 00B
   7.25%, 9/01/30                                          5,375       5,935,290

Sacramento City Uni Sch Dist
   FSA Ser 04D
   5.25%, 7/01/21 - 7/01/23                                8,525       9,140,867
Sacramento Cnty Hsg Auth MFHR
   (Cottage Estates) AMT
   FNMA Ser 00B
   6.00%, 2/01/33                                          5,300       5,580,741
Sacramento Cnty Hsg Auth MFHR
   (Verandas Apts) AMT
   FNMA Ser 00H
   5.70%, 3/01/34                                          2,875       2,993,105
Sacramento Muni Util Dist Elec Rev
   MBIA Ser 03S
   5.00%, 11/15/17                                         5,000       5,327,600
   MBIA Ser 04R-289-2
   5.00%, 8/15/17                                         10,000      10,634,400
San Bernardino Cnty CFD 2002-1
   (Kaiser Commerce Cntr)
   Ser 02-1
   5.90%, 9/01/33                                          4,750       5,047,777
San Bernardino SFMR
   (Mtg Rev) AMT
   GNMA/FNMA Ser 01-A1
   6.35%, 7/01/34 (c)                                        585         586,363
San Diego Cnty COP
   Ser 04A
   5.50%, 9/01/44                                          5,000       5,320,950
San Diego HFA MFHR
   (Rental Rev) AMT
   GNMA/FNMA Ser 98C
   5.25%, 1/20/40                                          6,105       6,207,259
San Diego Hsg Auth MFHR
   (Vista La Rosa Apt) AMT
   GNMA Ser 00A
   6.00%, 7/20/41                                         10,230      10,798,583
San Diego Uni Sch Dist
   (Election of 1998)
   MBIA Ser 04E-1
   5.00%, 7/01/23 - 7/01/24                                2,240       2,393,529
San Francisco City & Cnty Int'l Arpt AMT
   FSA Ser 00A
   6.125%, 1/01/27                                         1,480       1,534,035
San Francisco Univ Fndn Inc.
   ACA Ser 99
   5.25%, 7/01/32                                         16,650      17,118,864
San Joaquin Hills Tran Corridor Agy ETM
   Ser 93
   Zero Coupon, 1/01/19                                   10,000       6,048,700
   Zero Coupon, 1/01/20                                   20,000      11,524,800
   Zero Coupon, 1/01/21                                   20,000      10,924,000
   Zero Coupon, 1/01/23                                   25,000      12,441,000
San Jose Calif Redev Agy Tax Alloc
   AMBAC
   5.00%, 8/01/22                                          8,000       8,601,680

San Jose Redev Agy Tax Alloc
   MBIA Ser 04A
   5.25%, 8/01/19                                          5,000       5,404,350
San Marcos Pub Facs Auth Tax Alloc Rev
   (Proj Areas No 1 & 3)
   AMBAC Ser 05A
   5.00%, 8/01/25                                          5,715       6,089,618
San Mateo Cnty Cmnty College Dist COP
   MBIA Ser 04
   5.25%, 10/01/20                                         2,870       3,158,062
San Mateo Uni Sch Dist
   FSA Ser 04
   5.00%, 9/01/24                                          2,000       2,116,100
Santa Margarita Wtr Fac Dist
   (Talega)
   Ser 99
   6.25%, 9/01/29                                         11,550      12,278,227
Semitropic Impt Dist Wtr Storage
   XLCA Ser 04A
   5.50%, 12/01/23                                         1,640       1,804,902
South Gate Pub Fin Auth
   (South Gate Redev Proj No 1)
   XLCA Ser 02
   5.125%, 9/01/24                                         1,800       1,906,992
Tejon Ranch Pub Fac Fin Auth 2000-1 CFD
   Ser 03
   6.125%, 9/01/27                                         1,000       1,021,020
   6.20%, 9/01/33                                          2,375       2,421,526
Tejon Ranch Pub Fac Fin Auth CFD 1
   (Tejon Industrial Complex)
   Ser 00A
   7.20%, 9/01/30                                          9,900      10,199,079
Torrance COP
   (Ref & Pub Impt Proj)
   AMBAC Ser 05B
   5.00%, 6/01/24                                          2,900       3,054,106
Univ of Calif Regents Hgr Ed
   FGIC Ser 01M
   5.125%, 9/01/30                                        12,270      12,834,297
University of Calif Rev
   FSA Ser 05B
   5.00%, 5/15/24                                          3,600       3,801,888
West Contra Costa Healthcare Dist COP
   AMBAC Ser 04
   5.375%, 7/01/21 - 7/01/24                               4,720       5,095,159
West Kern Cnty Wtr Rev
   Ser 01
   5.625%, 6/01/31                                         3,000       3,200,520
Westminster Redev Agy MFHR
   (Rose Garden Apt) AMT
   Ser 93A
   6.75%, 8/01/24                                          4,300       4,343,516

Yorba Linda Rec Rev
   (Black Gold Golf Course Proj Rev)
   Ser 00
   7.50%, 10/01/30                                         5,680       6,042,498
                                                                    ------------
                                                                     732,112,818
                                                                    ------------
Ohio - 0.3%
Port Auth of Columbiana Cnty SWR
   (Apex Environmental LLC) AMT
   Ser 04A
   7.125%, 8/01/25                                         2,000       2,026,620
                                                                    ------------
Puerto Rico - 3.3%
Puerto Rico Comwlth GO
   (Pub Impt)
   5.25%, 7/01/23                                          3,000       3,240,150
   Ser 01A
   5.50%, 7/01/19                                          1,880       2,096,990
   Ser 03A
   5.25%, 7/01/23                                            800         846,256
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
   Ser 06B
   5.00%, 12/01/15                                           500         530,720
Puerto Rico Convention Ctr
   AMBAC
   5.00%, 7/01/17                                         10,730      11,625,097
University of Puerto Rico
   Ser 06Q
   5.00%, 6/01/19                                          2,490       2,634,320
University of Puerto Rico Rev
   5.00%, 6/01/18                                          4,930       5,227,476
                                                                    ------------
                                                                      26,201,009
                                                                    ------------
Texas - 0.2%
Richardson Hosp Auth Rev
   (Richardson Regional Med Ctr)
   Ser 04
   6.00%, 12/01/19                                         1,715       1,867,703
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $705,143,497)                                               762,208,150
                                                                    ------------
Short-Term Municipal Notes - 1.1%
California - 1.1%
California Infrastructure & Econ Dev Bank
   Rev
   (Rand Corp)
   AMBAC Ser B
   3.60%, 4/01/42 (d)(e)                                   3,445       3,445,000
California Pollution Control Financing
   Authority
   3.62%, 11/01/26 (d)(e)                                  3,500       3,500,000
California State Dept of Wtr Res Pwr Sup Rev
   Ser B3
   3.60%, 5/01/22 (d)(e)                                   1,500       1,500,000
                                                                    ------------

Illinois - 0.0%
Illinois Dev Fin Auth PCR
   (Illinois Pwr Proj)
   AMBAC Ser 01
   3.45%, 11/01/28 (d)(e)                                    100         100,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $8,545,000)                                                   8,545,000
                                                                    ------------
Total Investments - 97.5%
   (cost $713,688,497)                                               770,753,150
Other assets less liabilities - 2.5%                                  19,541,888
                                                                    ------------
Net Assets - 100.0%                                                 $790,295,038
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                         ----------------------------
                Notional                    Payments       Payments       Unrealized
Swap             Amount    Termination      made by       received by    Appreciation/
Counterparty     (000)         Date      the Portfolio   the Portfolio   (Depreciation)
-------------   --------   -----------   -------------   -------------   -------------
Citigroup        $ 8,700     6/22/07          BMA           2.962%        $ (28,787)
Citigroup          5,600     1/25/26          BMA           4.108%           89,765
Citigroup         10,000     11/10/26        3.388%          BMA            126,417
JPMorgan
   Chase           8,400     4/05/07          BMA           2.988%          (12,548)
JPMorgan
   Chase           4,100     10/01/07         BMA           3.635%            1,249
JPMorgan
   Chase          27,900     11/10/11         BMA           3.482%         (152,741)
Merrill Lynch      3,900     7/12/08          BMA           3.815%           13,453
Merrill Lynch      2,800     10/01/16         BMA           4.147%           79,827
Merrill Lynch     13,800     7/30/26         4.090%          BMA           (192,571)
Merrill Lynch     10,200     8/09/26         4.063%          BMA           (111,651)
Merrill Lynch     13,400     11/15/26        4.377%          BMA           (663,180)

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)  When-Issued security.

(c)  Variable rate coupon, rate shown as of January 31, 2007.

(d) Position, or a portion thereof, has been segregated to collateralize when issued securities.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
ACA         -   American Capital Access Financial Guaranty Corporation
AMBAC       -   American Bond Assurance Corporation
AMT         -   Alternative Minimum Tax (subject to)
BMA         -   Bond Market Association
CDA         -   Community Development Administration
CFD         -   Community Facilities District
COP         -   Certificate of Participation
ETM         -   Escrow to Maturity
FGIC        -   Financial Guaranty Insurance Company
FHA         -   Federal Housing Administration
FNMA        -   Federal National Mortgage Association
FSA         -   Financial Security Assurance Inc.
GNMA        -   Government National Mortgage Association
GO          -   General Obligation
HFA         -   Housing Finance Authority
IBC         -   International Bancshares Corporation
MBIA        -   Municipal Bond Investors Assurance
MFA         -   Mortgage Finanace Authority
MFHR        -   Multi-Family Housing Revenue
MTA         -   Metropolitan Transportation Authority
PCR         -   Pollution Control Revenue
RADIAN      -   Radian Group, Inc.
SFMR        -   Single Family Mortgage Revenue
SWR         -   Solid Waste Revenue
XLCA        -   XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund
Insured California Portfolio
Portfolio of Investments
January 31, 2007 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
MUNICIPAL OBLIGATIONS - 99.2%
Long-term Municipal Bonds - 96.1%
California - 96.1%
Acalanes Union High Sch Dist
   (Ref-2013 Crossover)
   FSA Ser 05B
   5.25%, 8/01/24                                         $2,000    $  2,193,520
Banning Util Auth Wtr & Enterprise Rev
   (Ref & Impt Proj)
   FGIC Ser 05
   5.25%, 11/01/30                                         1,140       1,246,237
Bay Area Infrastructure Fin Auth
   FGIC
   5.00%, 8/01/17                                          6,000       6,326,280
Butte-Glenn Cmnty College Dist
   (Election 2002)
   MBIA Ser 05B
   5.00%, 8/01/25                                          3,620       3,846,250
California HFA MFHR
   (Mtg Rev)
   AMBAC Ser 95A
   6.25%, 2/01/37                                          1,235       1,249,042
California Pub Wks Bd Lease Rev
   (Dept of Hlth Svcs-Richmond Lab)
   XLCA Ser 05B
   5.00%, 11/01/30                                         3,000       3,144,750
Capistrano Uni Sch Dist
   FGIC Ser 00A
   6.00%, 8/01/24                                          1,550       1,671,396
   FSA Ser 01B
   Zero Coupon, 8/01/25                                    8,000       3,488,320
Central Coast Wtr Auth Ca Rev
   FSA
   5.00%, 10/01/20                                         5,000       5,372,100
Chino Redev Agy Spl Tax ETM
   AMBAC Ser 01B
   5.25%, 9/01/30                                          5,325       5,597,853
Coachella Valley Uni Sch Dist
   AMBAC
   5.00%, 9/01/23                                          2,500       2,650,150
East Palo Alto Pub Fin Auth Rev
   (University Circle Gateway 101)
   RADIAN Ser 05A
   5.00%, 10/01/25                                           680         715,237
Fontana Pub Fin Auth
   (No Fontana Redev Proj)
   AMBAC Ser 03A
   5.50%, 9/01/32                                          4,200       4,504,878
Franklin-McKinley Sch Dist
   FSA Ser 02B
   5.00%, 1/08/27                                            700         752,066
Fremont Uni Sch Dist
   (Election 2002)
   FSA Ser B
   5.00%, 8/01/27                                            920         975,467
Fullerton Agy Redev
   RADIAN
   5.00%, 4/01/21 (a)                                        500         523,575

Golden St Tobacco Securitization Corp.
   RADIAN Ser 03
   5.50%, 6/01/43                                          1,400       1,528,450
Jurupa Uni Sch Dist
   (Election 2001)
   FGIC Ser 04
   5.00%, 8/01/22                                          1,340       1,411,221
Long Beach
   (Aquarium of the Pacific Proj)
   AMBAC Ser 01
   5.25%, 11/01/30                                         6,500       6,892,405
Los Angeles Comm College Dist GO
   FSA
   5.00%, 8/01/22                                          5,000       5,346,700
Los Angeles Dept of Wtr & Rev Pwr Sys
   MBIA Ser 01A
   5.00%, 7/01/24                                          5,900       6,035,169
Murrieta Valley Uni Sch Dist
   (Election 2002)
   FSA Ser 05B
   5.125%, 9/01/29                                           225         241,184
Norco Redev Agy Tax Alloc
   (Ref Norco Redev Proj Area No 1)
   AMBAC Ser 05
   5.00%, 3/01/26                                            540         567,788
Orange Cnty COP
   (Loma Ridge Data Ctr Proj)
   (Prerefunded @100)
   AMBAC
   6.00%, 6/01/21                                          1,000       1,132,500
Perris Union High Sch Dist
   FGIC Ser 05A
   5.00%, 9/01/24                                            800         848,608
Poway Redev Agy
   (Paguay Proj) ETM
   AMBAC Ser 01
   5.375%, 12/15/31                                        6,060       6,477,231
Rancho Cordova COP
   (City Hall Fac Acq Proj)
   XLCA Ser 05
   5.00%, 2/01/24                                          2,645       2,778,176
Redding Elec Sys Rev
   MBIA Ser 92A
   8.802%, 7/01/22 (b)(c)                                  1,850       2,456,800
Riverside Cnty Pub Fin Auth Tax Alloc Rev
   (Redev Proj)
   XLCA Ser 04
   5.00%, 10/01/23                                         1,955       2,052,457
Riverside Cnty Redev Agy
   (Jurupa Valley Pjct)
   AMBAC Ser 01
   5.125%, 10/01/35                                        5,000       5,289,650
Riverside Cnty Redev Agy
   (Jurupa Valley Pjct) ETM
   AMBAC Ser 01
   5.25%, 10/01/35 (d)                                     8,000       8,546,480
Rowland Ca Uni Sch Dist
   FSA
   5.00%, 8/01/22                                          4,000       4,277,360
San Diego Uni Sch Dist
   (Election of 1998)
   MBIA Ser 04E-1
   5.00%, 7/01/23                                          1,000       1,067,200
Southwestern Cmnty College Dist
   MBIA Ser 05
   5.00%, 8/01/24                                          1,000       1,074,400
Stockton Public Financing Authority
   RADIAN Ser 06A
   5.00%, 9/01/17 - 9/01/21                                5,060       5,367,204

Torrance COP
   (Ref & Pub Impt Proj)
   AMBAC Ser 05B
   5.00%, 6/01/24                                            465         489,710
University of Calif Rev
   FSA Ser 05B
   5.00%, 5/15/24                                          1,400       1,478,512
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $104,518,013)                                               109,616,326
                                                                    ------------
Short-term Municipal Notes - 3.1%
California - 3.1%
California Econ Rec Bds
   ST GTD Ser C-9
   3.60%, 7/01/23 (e)(f)                                   2,890       2,890,000
California St Econ Rec
   3.60%, 7/01/23 (e)(f)                                     600         600,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $3,490,000)                                                   3,490,000
                                                                    ------------
Total Investments - 99.2%
   (cost $108,008,013)                                               113,106,326
Other assets less liabilities - 0.8%                                     953,438
                                                                    ------------
Net Assets - 100.0%                                                 $114,059,764
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                          ---------------------------
                 Notional                   Payments       Payments       Unrealized
Swap              Amount    Termination   made by the    received by     Appreciation/
Counterparty       (000)        Date       Portfolio    the Portfolio   (Depreciation)
--------------   --------   -----------   -----------   -------------   --------------
Citigroup         $1,400       6/22/07         BMA          2.962%         $ (4,633)
Citigroup            900       1/25/26         BMA          4.108%           14,427
Citigroup          1,500      11/10/26       3.388%           BMA            18,963
JPMorgan Chase     1,300       5/05/07         BMA          2.988%           (1,942)
JPMorgan Chase       600      10/01/07         BMA          3.635%              183
JPMorgan Chase     4,200      11/10/11         BMA          3.482%          (22,993)
Merrill Lynch        600       7/12/08         BMA          3.815%            2,070
Merrill Lynch      3,100      10/21/16         BMA          4.128%           82,929
Merrill Lynch        700       7/30/26       4.090%           BMA            (9,768)
Merrill Lynch      1,600      11/15/26       4.377%           BMA           (79,186)

(a)  When-Issued security.

(b)  Variable rate coupon, rate shown as of January 31, 2007.

(c) Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(d) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(e) Position, or a portion thereof, has been segregated to collateralize when issued securities.

(f) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

AMBAC    -   American Bond Assurance Corporation
BMA      -   Bond Market Association
COP      -   Certificate of Participation
ETM      -   Escrow to Maturity
FGIC     -   Financial Guaranty Insurance Company
FSA      -   Financial Security Assurance Inc.
GO       -   General Obligation
HFA      -   Housing Finance Authority
MBIA     -   Municipal Bond Investors Assurance
MFHR     -   Multi-Family Housing Revenue
RADIAN   -   Radian Group, Inc.
ST GTD   -   State Guaranteed
XLCA     -   XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund
Insured National Portfolio
Portfolio of Investments
January 31, 2007 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
MUNICIPAL OBLIGATIONS - 99.1%
Long-Term Municipal Bonds - 97.7%
Alabama - 0.7%
Jefferson Cnty Wtr & Swr Rev
   FGIC Ser 02B Prerefunded
   5.00%, 2/01/41                                        $  375     $    396,154
   FGIC Ser 02B
   5.00%, 2/01/41                                           625          661,837
                                                                    ------------
                                                                       1,057,991
                                                                    ------------
Alaska - 1.9%
Alaska HFC SFMR
   (Mtg Rev)
   MBIA Ser 97A
   6.00%, 6/01/27                                         2,635        2,698,503
                                                                    ------------
California - 6.6%
California GO
   5.125%, 2/01/28                                        1,500        1,577,715
   AMBAC Ser 02B
   5.00%, 4/01/27                                         3,000        3,124,170
   FSA Ser 03
   5.00%, 2/01/29                                         1,445        1,508,392
Golden St Tobacco Securitization Corp.
   XLCA Ser 03B
   5.50%, 6/01/33                                         2,000        2,183,500
San Bernardino Cnty Redev ETM
   (Ontario Proj #1)
   MBIA Ser 93
   5.80%, 8/01/23                                         1,000        1,106,910
                                                                    ------------
                                                                       9,500,687
                                                                    ------------
Colorado - 7.2%
Midcities Met Dist No 2
   RADIAN
   5.125%, 12/01/21                                       1,000        1,061,350
Northwest Parkway Toll Rev
   FSA Ser 01C
   5.80%, 6/15/25 (a)                                     9,000        8,128,260
SBC Met Dist
   ACA Ser 05
   5.00%, 12/01/29                                        1,000        1,027,210
                                                                    ------------
                                                                      10,216,820
                                                                    ------------
Florida - 2.1%
Volusia Cnty Hlth Fac
   (John Knox Village)
   RADIAN Ser 96A
   6.00%, 6/01/17                                         3,000        3,051,720
                                                                    ------------

Illinois - 7.7%
Chicago Arpt Rev
   (O'Hare Int'l Arpt)
   XLCA Ser 03B-1
   5.25%, 1/01/34                                         1,700        1,801,796
Chicago Stadium Rev
   (Soldier Field)
   AMBAC Ser 01
   5.50%, 6/15/30 (a)                                     8,000        7,417,520
Met Pier & Expo Auth
   (McCormick Place)
   MBIA Ser 02A
   5.25%, 6/15/42                                         1,750        1,848,543
                                                                    ------------
                                                                      11,067,859
                                                                    ------------
Louisiana - 1.9%
Ernest N Morial-New Orleans
   (Exhibit Hall Auth Spl Tax)
   AMBAC Ser A
   5.25%, 7/15/16 - 7/15/17                                 815          872,328
New Orleans GO
   MBIA Ser 05
   5.00%, 12/01/29                                          570          596,448
   5.25%, 12/01/21                                        1,135        1,220,307
                                                                    ------------
                                                                       2,689,083
                                                                    ------------
Massachusetts - 6.3%
Massachusetts Hlth & Ed Fac Hosp Rev
   (Berkshire Hlth Sys)
   RADIAN Ser 01E
   5.70%, 10/01/25                                        6,800        7,348,760
Massachusetts Hlth & Ed Fac Hosp Rev
   (Cape Cod Healthcare)
   RADIAN Ser 01C
   5.25%, 11/15/31                                        1,600        1,682,224
                                                                    ------------
                                                                       9,030,984
                                                                    ------------
Michigan - 8.0%
Detroit Wtr Supply Sys
   FGIC Ser 01B
   5.50%, 7/01/33                                         1,450        1,561,969
Kalamazoo Hosp Fin Auth Rev
   (Borgess Med Ctr)
   FGIC Ser 94A ETM
   6.608%, 6/01/11 (b)                                    5,140        5,202,400
Michigan
   (Trunk Line Fund)
   FSA Ser 01A
   5.25%, 11/01/30                                        1,000        1,060,500
Michigan Mun Bd Auth Rev
   (Sch Dist City of Detroit)
   FSA Ser 05
   5.00%, 6/01/20                                         1,500        1,584,540
Pontiac Tax Increment
   ACA Ser 02
   5.625%, 6/01/22                                          700          744,429
Royal Oak Hosp Fin Auth Rev
   (William Beaumont Hosp)
   MBIA Ser 01M
   5.25%, 11/15/35                                        1,300        1,348,763
                                                                    ------------
                                                                      11,502,601
                                                                    ------------
Minnesota - 4.5%
Waconia Hlth Care Fac Rev

   (Ridgeview Med Ctr)
   RADIAN Ser 99A
   6.125%, 1/01/29                                        6,095        6,432,968
                                                                    ------------
Nevada - 1.5%
Carson City Hosp Rev
   (Carson-Tahoe Hosp Proj)
   RADIAN Ser 03A
   5.125%, 9/01/29                                        2,100        2,169,069
                                                                    ------------
New Hampshire - 1.7%
New Hampshire Hosp Rev
   (Mary Hitchcock Hosp)
   FSA Ser 02
   5.50%, 8/01/27                                         2,250        2,419,425
                                                                    ------------
New Jersey - 3.1%
Morris-Union Jointure COP
   RADIAN Ser 04
   5.00%, 5/01/27                                         1,700        1,766,164
New Jersey Ed Facs Auth Rev
   (Higher Ed Cap Impt)
   AMBAC Ser 02A
   5.125%, 9/01/22                                        2,500        2,668,750
                                                                    ------------
                                                                       4,434,914
                                                                    ------------
New York - 6.7%
Erie Cnty IDA Sch Fac Rev
   (Buffalo Sch Dist Proj)
   FSA Ser 04
   5.75%, 5/01/26                                         1,300        1,445,132
Nassau Cnty Hlth Fac
   (Nassau Hlth Sys Rev)
   FSA Ser 99
   5.75%, 8/01/29                                         7,600        8,104,032
                                                                    ------------
                                                                       9,549,164
                                                                    ------------
North Carolina - 0.8%
North Carolina Eastern Municipal Pwr Agy
   Pwr Sys Rev
   AMBAC Ser 05A
   5.25%, 1/01/20                                         1,000        1,086,590
                                                                    ------------
Ohio - 9.4%
Cleveland Pub Pwr Sys Rev
   FGIC Ser 06A
   5.00%, 11/15/18                                          500          534,670
County of Hamilton
   AMBAC
   5.25%, 12/01/32                                        7,100        7,460,988
Summit Cnty GO Prerefunded
   FGIC Ser 00
   6.00%, 12/01/21                                        5,000        5,440,200
                                                                    ------------
                                                                      13,435,858
                                                                    ------------
Pennsylvania - 9.9%
Allegheny Cnty Hgr Ed Rev
   (Carnegie Mellon Univ)
   Ser 02
   5.50%, 3/01/28                                         6,665        7,183,070
Pennsylvania Turnpike Transp Rev
   AMBAC Ser 01
   5.25%, 7/15/41                                         6,500        6,947,915
                                                                    ------------
                                                                      14,130,985
                                                                    ------------

Puerto Rico - 5.2%
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22 (c)                                     6,935        7,443,336
                                                                    ------------
Rhode Island - 5.0%
Rhode Island Eco Dev Auth
   (Providence Place Mall Proj)
   ASSET GTY Ser 00
   6.125%, 7/01/20                                        6,500        7,115,615
                                                                    ------------
South Carolina - 2.1%
Dorchester Cnty Sch Dist No 2
   ASSURED GTY
   5.00%, 12/01/29                                          400          419,276
Newberry Investing In Childrens Ed
   (Newberry Cnty Sch Dist Proj)
   ASSURED GTY Ser 05
   5.00%, 12/01/27                                        2,335        2,434,635
   Ser 05
   5.00%, 12/01/30                                          115          117,294
                                                                    ------------
                                                                       2,971,205
                                                                    ------------
Texas - 2.9%
Guadalupe-Blanco Riv Auth & Surp
   (Contract & Sub Wtr Res)
   MBIA Ser 04A
   5.00%, 8/15/24                                           455          471,421
San Antonio GO
   Ser 02
   5.00%, 2/01/23                                         1,485        1,541,341
Texas Turnpike Auth
   AMBAC Ser 02A
   5.50%, 8/15/39                                         2,000        2,135,180
                                                                    ------------
                                                                       4,147,942
                                                                    ------------
Washington - 0.6%
Tacoma Solid Waste Util Rev
   XLCA Ser 06
   5.00%, 12/01/18                                          865          919,460
                                                                    ------------
West Virginia - 1.9%
Fairmont Higher Ed
   (Fairmont St Coll)
   FGIC Ser 02A
   5.375%, 6/01/27                                        2,500        2,684,675
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $130,881,900)                                               139,757,454
                                                                    ------------
Short-Term Municipal Notes - 1.4%
New York - 1.4%
New York N Y Adj-subser
   FSA
   3.70%, 11/01/26 (d)
   (cost $2,000,000)                                      2,000        2,000,000
                                                                    ------------
Total Investments - 99.1%
   (cost $132,881,900)                                               141,757,454
Other assets less liabilities - 0.9%                                   1,250,331
                                                                    ------------
Net Assets - 100.0%                                                 $143,007,785
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                         -----------------------------
                Notional                    Payments        Payments       Unrealized
Swap             Amount    Termination      made by       received by    Appreciation/
Counterparty      (000)        Date      the Portfolio   the Portfolio   (Depreciation)
-------------   --------   -----------   -------------   -------------   --------------
Citigroup        $1,600       6/22/07         BMA            2.962%        $  (5,140)
Citigroup         1,800      11/10/26        3.388%           BMA             22,789
JPMorgan
   Chase          1,500       5/05/07         BMA            2.988%           (2,213)
JPMorgan
   Chase            800      10/01/07         BMA            3.635%              264
JPMorgan
   Chase          5,000      11/10/11         BMA            3.482%          (27,405)
Merrill Lynch       700       7/12/08         BMA            3.815%            2,450
Merrill Lynch     1,000      10/21/16         BMA            4.128%           26,839
Merrill Lynch     2,500       7/30/26        4.090%           BMA            (35,108)
Merrill Lynch     2,500      11/15/26        4.377%           BMA           (124,016)

(a) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(b) Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(c) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

ACA           -  American Capital Access Financial Guaranty Corporation
AMBAC         -  American Bond Assurance Corporation
ASSET GTY     -  Asset Guaranty Insurance Company
ASSURED GTY   -  Assured Guaranty
BMA           -  Bond Market Association
COP           -  Certificate of Participation
ETM           -  Escrow to Maturity
FGIC          -  Financial Guaranty Insurance Company
FSA           -  Financial Security Assurance Inc.
GO            -  General Obligation
HFC           -  Housing Finance Corporation
IDA           -  Industrial Development Authority/Agency
MBIA          -  Municipal Bond Investors Assurance
RADIAN        -  Radian Group, Inc.
SFMR          -  Single Family Mortgage Revenue
XLCA          -  XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund
National Portfolio
Portfolio of Investments
January 31, 2007 (unaudited)

                                              Principal
                                                Amount
                                                (000)     U.S. $ Value
                                              ---------   ------------
MUNICIPAL OBLIGATIONS - 99.7%
Long-Term Municipal Bonds - 98.4%
Alabama - 1.5%
Jefferson Cnty Ltd Oblig Sch Warrants
   Ser 04A
   5.25%, 1/01/18 - 1/01/23                      $3,900    $ 4,151,838
Montgomery Spl Care Facs Fin Auth
   (Baptist Health)
   Ser 04C
   5.25%, 11/15/29                                2,190      2,377,398
                                                           -----------
                                                             6,529,236
                                                           -----------
Alaska - 0.5%
Anchorage Waste Wtr Rev
   MBIA Ser 04
   5.125%, 5/01/29                                2,075      2,194,935
                                                           -----------
Arizona - 2.3%
Estrella Mtn Ranch CFD
   (Desert Village)
   7.375%, 7/01/27                                2,694      2,968,680
Phoenix Civic Impt Corp Waste Wtr Sys Rev
   MBIA Ser 04
   5.00%, 7/01/23                                 1,750      1,850,800
Pima Cnty IDA
   (Horizon Cmnty Learning Center)
   Ser 05
   5.125%, 6/01/20                                3,310      3,318,540
Queen Creek Improvement District No 1
   5.00%, 1/01/26                                 1,300      1,324,440
Sundance CFD
   Ser 02
   7.75%, 7/01/22                                   725        792,497
                                                           -----------
                                                            10,254,957
                                                           -----------
California - 3.3%
California GO
   5.125%, 2/01/28                                1,000      1,051,810
   AMBAC Ser 02B
   5.00%, 4/01/27                                 2,650      2,759,684
   Ser 02
   5.25%, 4/01/30                                   825        865,516
California State Dept of Wtr Res Pwr Sup

   Rev
   (Prerefunded)
   Ser 02A
   5.375%, 5/01/22                                2,000    2,177,600
Chula Vista IDR
   (San Diego Gas)
   Ser 96A
   5.30%, 7/01/21                                 4,000    4,270,840
Manteca Uni Sch Dist
   MBIA Ser 01
   Zero Coupon, 9/01/31                          11,910    3,830,732
                                                          ----------
                                                          14,956,182
                                                          ----------
Colorado - 3.1%
Colorado Ed & Cult Facs Auth
   (Knowledge Quest Charter Sch)
   Ser 05
   6.50%, 5/01/36                                   500      507,220
Colorado HFA SFMR
   (Mtg Rev) AMT
   Ser 99A-2
   6.45%, 4/01/30                                   650      664,983
Colorado Hlth Facs Auth
   (Evangelical Lutheran)
   5.25%, 6/01/19                                 1,500    1,597,725
Colorado Hlth Facs Auth
   (Parkview Med Ctr)
   Ser 04
   5.00%, 9/01/25                                 1,690    1,726,943
Midcities Met Dist No 2
   RADIAN
   5.125%, 12/01/21                               2,000    2,122,700
Park Creek Metro Dist Rev Ltd
   (Ref-Sr-Ltd Tax Ppty Tax)
   Ser 05
   5.50%, 12/01/30                                2,400    2,509,872
PV Wtr & San Met Dist Cap Appreciation
   Ser 06
   Zero Coupon, 12/15/17                          4,224    2,240,705
Todd Creek Farms Metro Dist No 1
   6.125%, 12/01/22                               1,210    1,232,833
Todd Creek Farms Metro Dist No 1 Wtr Rev
   (Ref & Impt)
   Ser 04
   6.125%, 12/01/19                                 820      860,098
Vista Ridge Met Dist Co
   RADIAN
   5.00%, 12/01/26                                  500      521,660
                                                          ----------
                                                          13,984,739
                                                          ----------
Connecticut - 0.2%
Connecticut Hlth & Ed Facs Auth Rev

   (Griffin Hosp)
   RADIAN Ser 05B
   5.00%, 7/01/23                                   750     783,450
                                                          ---------
District Of Columbia - 0.2%
District Columbia Rev
   ACA
   5.00%, 6/01/26                                 1,000   1,032,280
                                                          ---------
Florida - 12.9%
Beacon Tradeport CDD
   Ser 02B
   7.25%, 5/01/33                                   170     181,917
Bonnet Creek Resort CDD
   Ser 02
   7.25%, 5/01/18                                 2,000   2,175,820
Clay Cnty CDD
   (Crossings at Fleming Island)
   Ser 00C
   7.05%, 5/01/15                                 1,830   1,943,222
Collier Cnty IDR
   (Southern State Util) AMT
   Ser 96
   6.50%, 10/01/25                                  705     712,967
Fiddlers Creek CDD
   Ser 96
   7.50%, 5/01/18                                   790     803,746
Gateway CDD
   (Sun City Center)
   Ser 03B
   5.50%, 5/01/10                                   425     427,601
Indian Trace Dev Dist Spl Assmt
   (Wtr Mgmt Spl Benefit)
   MBIA Ser 05
   5.00%, 5/01/22 - 5/01/23                       1,800   1,912,829
Jacksonville Elec Auth
   Ser 02A
   5.50%, 10/01/41                                3,750   3,795,563
Jacksonville Hosp Rev
   (Mayo Clinic)
   Ser 01C
   5.50%, 11/15/36                                6,750   7,241,805
Lee Cnty CFD
   (Herons Glen)
   Ser 99
   6.00%, 5/01/29                                 6,090   6,429,152
Lee Cnty HFA SFMR
   (Mtg Rev) AMT
   GNMA/ FNMA Ser 00A-1
   7.20%, 3/01/33                                    85      85,601
Manatee Cnty CDD
   Ser 00A
   7.15%, 5/01/31                                 1,855   1,960,846
Marshall Creek CDD
   Ser 02A
   6.625%, 5/01/32                                1,670   1,767,394

Miami Beach Health Facs Auth Rev
   (Mt Sinai Med Ctr)
   Ser 01A
   6.80%, 11/15/31                                3,500    3,835,895
Miami-Dade Cnty HFA MFHR
   (Marbrisa Apts) AMT
   FSA Ser 00-2A
   6.15%, 8/01/38                                 4,200    4,449,942
Miromar Lakes CDD
   Ser 00A
   7.25%, 5/01/12                                 3,755    3,932,874
Orange Cnty HFA MFHR(Seminole Pt Proj)
   AMT
   Ser 99L
   5.80%, 6/01/32                                 5,000    5,133,050
Orlando Assess Dist
   (Conroy Rd Proj)
   Ser 98A
   5.80%, 5/01/26                                 3,250    3,314,903
Pasco Cnty HFA MFHR
   (Pasco Woods Apts) AMT
   Ser 99A
   5.90%, 8/01/39                                 3,690    3,819,519
Pier Park CDD
   Ser 02-1
   7.15%, 5/01/34                                 3,245    3,478,802
Preserve at Wildnerness Lake CDD
   Ser 02B
   6.20%, 11/01/08                                   55       55,110
                                                          ----------
                                                          57,458,558
                                                          ----------
Illinois - 4.2%
Chicago Arpt Rev
   (O'Hare Int'l Arpt)
   XLCA Ser 03B-1
   5.25%, 1/01/34                                 3,400    3,603,592
Chicago HFA SFMR
   (Mtg Rev)
   GNMA/ FNMA/ FHLMC Ser 99C
   7.05%, 10/01/30                                   80       81,348
Chicago HFA SFMR
   (Mtg Rev) AMT
   GNMA/ FNMA/ FHLMC Ser 98A
   6.45%, 9/01/29                                   325      325,718
   GNMA/ FNMA/ FHLMC Ser 98C-1
   6.30%, 9/01/29                                   255      265,358
   GNMA/ FNMA/ FHLMC Ser 99 A
   6.35%, 10/01/30                                  325      341,955
Chicago Il Increment Allocation
   7.46%, 2/15/26                                 1,770    1,893,033
Chicago Spec Assess
   (Lake Shore East)
   Ser 03
   6.75%, 12/01/32                                3,500    3,779,265

Gilberts Special Service Area No 15 Spl Tax
   (Gilberts Town Ctr Proj)
   Ser 03
   6.00%, 3/01/28                                 2,430    2,467,908
Hampshire Il Spl Svc Area 14
   5.80%, 3/01/26                                 1,595    1,616,995
Illinois Fin Auth Rev
   (Illinois Inst of Technology)
   Ser 06A
   5.00%, 4/01/31                                   750      772,162
Met Pier & Expo Auth
   (McCormick Place)
   MBIA Ser 02A
   5.25%, 6/15/42                                 1,750    1,848,543
Village of Manhattan
   (No 04-1 Brookstone Springs Proj)
   Ser 05
   5.875%, 3/01/28                                1,685    1,733,023
                                                          ----------
                                                          18,728,900
                                                          ----------
Indiana - 0.7%
Hendricks Cnty Bldg Facs Corp
   5.50%, 7/15/23                                 1,165    1,269,244
Indiana St Dev Fin Auth Rev
   (Exempt Facs Inland Steel)
   Ser 97
   5.75%, 10/01/11                                1,825    1,859,055
                                                          ----------
                                                           3,128,299
                                                          ----------
Louisiana - 2.9%
De Soto Parish PCR
   (Int'l Paper Co)
   Ser 02a
   5.00%, 10/01/12                                2,200    2,279,816
Ernest N Morial-New Orleans
   (Exhibit Hall Auth Spl Tax)
   AMBAC Ser A
   5.25%, 7/15/16 - 7/15/17                       2,475    2,649,078
Louisiana Arpt Fac
   (Cargo ACQ Grp) AMT
   Ser 02
   6.65%, 1/01/25                                   925      980,232
New Orleans GO
   MBIA Ser 05
   5.00%, 12/01/29                                3,420    3,578,688
   5.25%, 12/01/21                                3,360    3,612,538
                                                          ----------
                                                          13,100,352
                                                          ----------
Maryland - 2.6%
Maryland CDA SFMR
   (Mtg Rev) AMT
   Ser 00A
   6.10%, 7/01/38                                 6,285    6,493,473

Maryland IDR
   (Med Waste Assoc) AMT
   Ser 89
   8.75%, 11/15/10 (a)(b)                         1,225      985,990
Tax Exempt Muni Infrastructure
   Ser 04A
   3.80%, 5/01/08 (c)                             3,978    3,949,319
                                                          ----------
                                                          11,428,782
                                                          ----------
Massachusetts - 7.4%
Massachusetts Dev Fin Agy Hlth Fac
   (Seven Hills Fdn)
   RADIAN Ser 99
   5.15%, 9/01/28                                 6,035    6,171,210
Massachusetts GO
   (Unrefunded)
   Ser 02C
   5.25%, 11/01/30                                1,780    1,905,223
Massachusetts GO Prerefunded
   Ser 02C
   5.25%, 11/01/30                                3,220    3,446,527
Massachusetts Port Auth AMT
   Ser 99D
   6.00%, 7/01/29                                 7,500    7,891,800
Massachusetts Port Auth Spec Fac
   (Bosfuel Corp) AMT
   MBIA Ser 97
   6.00%, 7/01/36                                11,920   12,240,290
New England Student Loan Rev AMT
   Ser 93H
   6.90%, 11/01/09                                1,500    1,569,180
                                                          ----------
                                                          33,224,230
                                                          ----------
Michigan - 4.4%
Detroit Tax Increment
   (Diamler/Chrysler Assembly Plant)
   Ser 98A
   5.50%, 5/01/21                                   530      513,856
Kent Hosp Fin Auth
   (Metropolitan Hospital Proj)
   Ser 05A
   5.75%, 7/01/25                                   710      763,790
Michigan HDA MFHR
   (Rental Rev) AMT
   AMBAC Ser 97A
   6.10%, 10/01/33                                1,000    1,021,750
Michigan Hosp Fin Auth
   (Sparrow Med Ctr)
   Ser 01
   5.625%, 11/15/36                               2,650    2,798,109
Michigan Hosp Fin Auth
   (Trinity Health)
   Ser 00A
   6.00%, 12/01/27                                4,515    4,899,046
Michigan State Hosp Fin Auth
   (Marquette Gen Hosp Oblig Grp)

   Ser 05A
   5.00%, 5/15/26                                 1,150    1,170,194
Plymouth Ed Ctr Charter Sch Public Sch
   Academy Rev
   Ser 05
   5.375%, 11/01/30                               2,000    2,021,960
Saginaw Hosp Fin Auth
   (Covenant Med Ctr)
   Ser 00F
   6.50%, 7/01/30                                 6,125    6,683,722
                                                          ----------
                                                          19,872,427
                                                          ----------
Minnesota - 1.9%
Minneapolis & St. Paul Arpt Rev AMT
   FGIC Ser 00B
   6.00%, 1/01/21                                 3,520    3,729,581
Shakopee Health Care Facs
   (St Francis Regl Med Center)
   Ser 04
   5.10%, 9/01/25                                 2,700    2,804,652
St. Paul Hsg & Redev Auth Hosp Rev
   (Healtheast Proj)
   Ser 05
   6.00%, 11/15/25                                  500      548,490
Western Minnesota Municipal Pwr Agy
   FSA
   5.00%, 1/01/17                                 1,400    1,514,716
                                                          ----------
                                                           8,597,439
                                                          ----------
Missouri - 0.7%
Kansas City Arpt Fac Rev
   (Cargo ACQ Grp)
   Ser 02
   6.25%, 1/01/30                                 1,975    2,096,107
Missouri Dev Fin Brd Infrastructure Fac Rev
   (Crackerneck Creek Project)
   Ser 05C
   5.00%, 3/01/26                                 1,000    1,023,880
                                                          ----------
                                                           3,119,987
                                                          ----------
Nevada - 0.6%
Carson City Hosp Rev
   (Carson-Tahoe Hosp Proj)
   RADIAN Ser 03A
   5.125%, 9/01/29                                2,700    2,788,803
                                                          ----------
New Hampshire - 1.3%
New Hampshire Bus Fin Auth PCR
   (Public Service Co) AMT
   Ser 93E
   6.00%, 5/01/21                                 4,000    4,154,800
New Hampshire Health & Ed Facs
   (Covenant Health)
   Ser 04
   5.375%, 7/01/24                                1,680    1,774,886
                                                          ----------
                                                           5,929,686
                                                          ----------
New Jersey - 4.6%

Morris-Union Jointure COP
   RADIAN Ser 04
   5.00%, 5/01/27                                 5,175    5,376,411
New Jersey Eco Dev Auth Rev
   (Sch Facs Constr)
   Ser 05
   5.25%, 3/01/25                                 6,200    6,641,626
New Jersey St Edl Facs Auth Rev
   AMBAC Ser 02A
   5.25%, 9/01/21                                 8,005    8,595,209
                                                          ----------
                                                          20,613,246
                                                          ----------
New York - 5.7%
Erie Cnty IDA Sch Fac Rev
   (Buffalo Sch Dist Proj)
   FSA Ser 04
   5.75%, 5/01/25 - 5/01/26                       3,800    4,224,958
New York City Ed Fac
   (Lycee Francais)
   ACA Ser 02C
   6.80%, 6/01/28                                 2,500    2,675,650
New York City GO
   Ser 03
   5.75%, 3/01/15                                 2,350    2,577,644
   Ser 03A
   5.50%, 8/01/21                                 5,000    5,416,000
   Ser 03I
   5.75%, 3/01/17                                 1,900    2,080,842
   Ser 04G
   5.00%, 12/01/23                                  895      938,005
New York City TFA
   Ser 05A-2
   5.00%, 11/01/17                                5,000    5,365,400
New York Liberty Dev Corp Rev
   6.125%, 2/15/19                                  850      885,887
New York State HFA
   (Eco Dev & Hsg)
   FGIC Ser 05A
   5.00%, 9/15/25                                 1,200    1,267,056
                                                          ----------
                                                          25,431,442
                                                          ----------
North Dakota - 0.3%
Ward Cnty ND Health Care Fac
   (Trinity Health)
   5.125%, 7/01/18 - 7/01/20                      1,380    1,447,210
                                                          ----------
Ohio - 5.4%
Cleveland Cuyahoga Port Auth
   Ser 01
   7.35%, 12/01/31                                5,400    5,799,006
Cleveland OH Pub Pwr Sys Rev
   FGIC Ser 06A

   5.00%, 11/15/18                                2,335    2,496,909
Franklin Cnty
   (OCLC Online Computer Library Ctr)
   Ser 98A
   5.20%, 10/01/20                                1,200    1,237,920
Port Auth of Columbiana Cnty SWR
   (Apex Environmental LLC) AMT
   Ser 04A
   7.125%, 8/01/25                                1,240    1,256,504
Toledo Lucas Cnty Port Auth Rev
   (Crocker Park Proj)
   Ser 03
   5.375%, 12/01/35                               5,000    5,330,350
Toledo Lucas Cnty Port Auth Rev
   (CSX Transportation)
   Ser 92
   6.45%, 12/15/21                                6,730    8,099,757
                                                          ----------
                                                          24,220,446
                                                          ----------
Oregon - 1.3%
Forest Grove Rev
   (Ref & Campus Impt Pacific Proj A)
   RADIAN Ser 05A
   5.00%, 5/01/28                                 2,995    3,109,469
Oregon Hsg Dev Agy SFMR
   (Mtg Rev) AMT
   Ser 02B
   5.45%, 7/01/32                                 2,470    2,533,899
                                                          ----------
                                                           5,643,368
                                                          ----------
Pennsylvania - 5.1%
Ephrata Area Sch Dist
   FGIC Ser 05
   5.00%, 3/01/22                                 2,565    2,714,976
Harrisburg Arpt Auth
   (Susquehanna Arpt Proj) AMT
   Ser 99
   5.50%, 1/01/24                                   500      496,000
Montgomery Cnty Hosp Rev
   (Abington Mem Hosp)
   Ser 02A
   5.125%, 6/01/32                                2,000    2,069,100
Montgomery Cnty IDA Rev
   (Whitemarsh Continuing Care Ret Comm)
   6.00%, 2/01/21                                 1,210    1,277,699
Pennsylvania HFA
   Ser 03-1235
   8.12%, 6/01/08 (d)(e)                            365      365,000
Pennsylvania HFA SFMR
   (Mtg Rev) AMT
   FSA Ser 03
   4.08%, 6/01/08 (d)                             6,397    6,396,594
Pennsylvania Hgr Ed Hosp Rev
   (UPMC Health Sys)
   Ser 01A

   6.00%, 1/15/31                                 3,845    4,176,362
Philadelphia Auth IDR
   (Leadership Learning Partners)
   Ser 05A
   5.25%, 7/01/24                                 1,030    1,032,874
South Central Gen Auth
   (Wellspan Health)
   MBIA Ser 01
   5.25%, 5/15/31                                   685      718,551
South Central Hosp Rev
   (Prerefunded)
   MBIA Ser 01
   5.25%, 5/15/31 (f)                             3,115    3,323,207
                                                          ----------
                                                          22,570,363
                                                          ----------
Puerto Rico - 2.0%
Puerto Rico Comwlth GO
   (Pub Impt)
   5.25%, 7/01/23                                 1,100    1,188,055
   Ser 01A
   5.50%, 7/01/19                                   500      557,710
   Ser 03A
   5.25%, 7/01/23                                   500      528,910
   Ser 04A
   5.25%, 7/01/19                                 1,920    2,054,669
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
   Ser 06B
   5.00%, 12/01/15                                  500      530,720
University of Puerto Rico
   Ser 06Q
   5.00%, 6/01/19 - 6/01/20                       3,730    3,943,038
                                                          ----------
                                                           8,803,102
                                                          ----------
South Carolina - 2.3%
Dorchester Cnty Sch Dist No 2
   (No 002 Installment Pur Rev)
   Ser 06
   5.00%, 12/01/30                                1,500    1,556,505
Newberry Investing In Childrens Ed
   (Newberry Cnty Sch Dist Proj)
   ASSURED GTY Ser 05
   5.00%, 12/01/27                                3,890    4,055,987
   Ser 05
   5.00%, 12/01/30                                  335      341,683
Scago Edl Facs Corp For Sch
   RADIAN
   5.00%, 12/01/21                                4,300    4,486,276
                                                          ----------
                                                          10,440,451
                                                          ----------
Tennessee - 0.7%
Johnson City Hlth & Ed Facs Hosp Rev
   (First Mtg - MTN Sts Hlth)
   Ser 06A

   5.50%, 7/01/31                                 1,360    1,450,399
Sullivan Cnty Tenn Health Edl
   5.00%, 9/01/22                                 1,265    1,305,759
Sullivan Cnty Tenn Health Edl
   (Wellmont Health Sys Proj)
   5.25%, 9/01/26                                   275      288,923
                                                          ----------
                                                           3,045,081
                                                          ----------
Texas - 12.9%
Bexar County Health Facilities Development
   Corp Rev
   5.00%, 7/01/27                                   325      332,670
Corpus Christi Arpt Rev
   (Corpus Christi Int'l)
   FSA Ser 00B
   5.375%, 2/15/30                                7,100    7,501,647
Dallas-Fort Worth Arpt Rev
   (Int'l Arpt)
   FGIC Ser 01
   5.50%, 11/01/35                               13,400   14,058,342
Ector Cnty Sch Dist
   PSF-GTD Ser 03
   5.25%, 8/15/27                                 3,000    3,199,350
Garza Cnty Pub Fac Corp
   5.50%, 10/01/19                                  535      558,685
Grapevine Arpt Rev
   6.50%, 1/01/24                                   995    1,068,978
Guadalupe-Blanco Riv Auth & Surp
   (Contract & Sub Wtr Res)
   MBIA Ser 04A
   5.00%, 8/15/24                                 1,440    1,491,970
Hidalgo Cnty Health Svcs
   (Mission Hosp Inc Proj)
   Ser 05
   5.00%, 8/15/14 - 8/15/19                         730      743,629
Houston Arpt Rev
   (Cargo ACQ Grp) AMT
   Ser 02
   6.375%, 1/01/23                                3,000    3,206,880
Laredo ISD Pub Fac Corp Lease Rev
   AMBAC Ser 04A
   5.00%, 8/01/24                                 1,000    1,032,000
Lubbock
   (Ctfs Oblig-Tax & Wtrwks Surp)
   FSA
   5.125%, 2/15/24                                3,335    3,550,341
Richardson Hosp Auth Rev
   (Richardson Regional Med Ctr)
   FSA Ser 04
   5.875%, 12/01/24                               2,310    2,496,047
   Ser 04
   6.00%, 12/01/19                                1,830    1,992,943
San Antonio GO Unrefunded
   Ser 02

   5.00%, 2/01/22                                 3,060    3,181,696
Seguin Hgr Ed Auth
   (Texas Lutheran Univ Project)
   Ser 04
   5.25%, 9/01/28                                 1,000    1,023,790
Texas Turnpike Auth
   AMBAC Ser 02A
   5.50%, 8/15/39                                 7,500    8,006,925
Tyler Hosp Rev
   (Mother Francis Regl Hlth)
   Ser 01
   6.00%, 7/01/31                                 3,900    4,160,403
                                                          ----------
                                                          57,606,296
                                                          ----------
Utah - 0.2%
Spanish Fork City Utah Charter
   5.55%, 11/15/21                                  880      884,321
                                                          ----------
Virgin Islands - 1.8%
Virgin Islands Pub Fin Auth
   FSA Ser 03
   5.00%, 10/01/13 - 10/01/14                     2,025    2,173,429
   5.25%, 10/01/15 - 10/01/17                     5,460    5,965,266
                                                          ----------
                                                           8,138,695
                                                          ----------
Virginia - 1.6%
Arlington IDA Hosp Rev
   (Arlington Hlth Sys)
   Ser 01
   5.25%, 7/01/31                                 1,000    1,066,330
Bell Creek CDD
   Ser 03A
   6.75%, 3/01/22                                 1,462    1,466,956
Broad Street CDD
   (Parking Fac)
   Ser 03
   7.50%, 6/01/33                                 3,000    3,387,660
Pocahontas Pkwy Assoc Toll Rd Rev
   (Cap Appreciation) Sr
   Ser 98B
   Zero Coupon, 8/15/15                           2,000    1,300,140
                                                          ----------
                                                           7,221,086
                                                          ----------
Washington - 2.1%
Energy Northwest Wash Wind
   AMBAC
   5.00%, 7/01/21                                 6,105    6,481,007
Tacoma Solid Waste Util Rev
   XLCA Ser 06
   5.00%, 12/01/18                                2,750    2,923,140
                                                          ----------
                                                           9,404,147
                                                          ----------
Wisconsin - 1.7%
Milwaukee Arpt Rev
   (Cargo ACQ Corp) AMT
   Ser 02
   6.50%, 1/01/25                                 2,330    2,503,236

Wisconsin Hlth & Ed Fac Auth Rev
   (Bell Tower Residence Proj)
   Ser 05
   5.00%, 7/01/25                                 1,270      1,297,038
Wisconsin Hlth & Ed Fac Auth Rev
   (Wheaton Franciscan)
   MBIA
   5.25%, 8/15/20                                 3,400      3,590,366
                                                          ------------
                                                             7,390,640
                                                          ------------
Total Long-Term Municipal Bonds
   (cost $420,511,843)                                     439,973,136
                                                          ------------
Short-Term Municipal Notes - 1.3%
Alaska - 0.1%
Valdez Marine Term Rev
   (BP Pipelines Project)
   Ser 03B
   3.72%, 7/01/37 (g)                               500        500,000
                                                          ------------
Georgia - 0.5%
Fulton Cnty Hosp Rev
   3.68%, 10/01/33 (g)                            2,210      2,210,000
                                                          ------------
Illinois - 0.4%
Romoeoville IL Rev Frn
   3.73%, 10/01/36 (g)                            1,500      1,500,000
                                                          ------------
New York - 0.3%
New York City TFA
   3.76%, 5/01/28 (g)                             1,500      1,500,000
                                                          ------------
Total Short-Term Municipal Notes
   (cost $5,710,000)                                         5,710,000
                                                          ------------
Total Investments - 99.7%
   (cost $426,221,843)                                     445,683,136
Other assets less liabilities - 0.3%                         1,463,405
                                                          ------------
Net Assets - 100.0%                                       $447,146,541
                                                          ------------

INTEREST RATE SWAP TRANSACTIONS

                                                   Rate Type
                                         ---------------------------
                Notional                   Payments      Payments        Unrealized
Swap             Amount    Termination   made by the    received by    Appreciation/
Counterparty      (000)        Date       Portfolio    the Portfolio   (Depreciation)
-------------   --------   -----------   -----------   -------------   --------------
Citigroup        $ 4,700      6/22/07        BMA           2.962%         $(15,098)
Citigroup          5,600     11/10/26       3.88%           BMA             70,900
JPMorgan
   Chase           4,400      4/05/07        BMA           2.988%           (6,491)
JPMorgan
   Chase           2,200     10/01/07        BMA           3.635%              726
JPMorgan
   Chase          15,600     11/10/11        BMA           3.482%          (85,503)
Merrill Lynch      2,200      7/12/08        BMA           3.815%            7,700

(a)  Security is in default of scheduled sinking fund payments.

(b)  Illiquid security, valued at fair value.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the market value of this security amounted to $4,314,319 or 1.0% of net assets.

(d)  Variable rate coupon, rate shown as of January 31, 2007.

(e) Inverse Floater Security - Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(f) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(g) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:
ACA         - American Capital Access Financial Guaranty Corporation
AMBAC       - American Bond Assurance Corporation
AMT         - Alternative Minimum Tax (subject to)
ASSURED GTY - Assured Guaranty
BMA         - Bond Market Association
CDA         - Community Development Administration
CDD         - Community Development District
CFD         - Community Facilities District
COP         - Certificate of Participation
FGIC        - Financial Guaranty Insurance Company
FHLMC       - Federal Home Loan Mortgage Corporation
FNMA        - Federal National Mortgage Association
FSA         - Financial Security Assurance Inc.
GNMA        - Government National Mortgage Association
GO          - General Obligation
HDA         - Housing Development Authority
HFA         - Housing Finance Authority
IDA         - Industrial Development Authority/Agency
IDR         - Industrial Development Revenue
ISD         - Independent School District
MBIA        - Municipal Bond Investors Assurance
MFHR        - Multi-Family Housing Revenue
MTN         - Medium Term Note
PCR         - Pollution Control Revenue
PSF-GTD     - (Texas) Permanent Schools Fund
RADIAN      - Radian Group, Inc.
SFMR        - Single Family Mortgage Revenue
SWR         - Solid Waste Revenue
TFA         - Transitional Finance Authority
XLCA        - XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

     EXHIBIT NO.                    DESCRIPTION OF EXHIBIT
     -----------   -------------------------------------------------------------
     3 (a) (1)     Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     3 (a) (2)     Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    -----------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007


By: /s/ Joseph J. Mantineo
    -----------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: March 26, 2007

                                                               Exhibit 3 (a) (1)

                                 CERTIFICATIONS

     I, Marc O. Mayer, certify that:

     1. I have reviewed this report on Form N-Q of AllianceBernstein Municipal Income Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Marc O. Mayer
------------------------------------
Marc O. Mayer
President

Date: March 26, 2007

                                                               Exhibit 3 (a) (2)

                                 CERTIFICATIONS

     I, Joseph J. Mantineo, certify that:

     1. I have reviewed this report on Form N-Q of AllianceBernstein Municipal Income Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


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

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Joseph J. Mantineo
------------------------------------
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2007


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